Receivables (Schedule Of Receivables Allowance) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Significant Accounting Policies And Practices [Abstract]
Beginning Balance	$ 21.3	$ 15.8	$ 17.3
Charged to Profit & Loss	4.1	8.2	0.1
Deductions	(2.9)	(2.9)	(1.4)
Other Adjustments	1.0	0.2	(0.2)
Ending Balance	$ 23.5	$ 21.3	$ 15.8